Equity Accounted Investees, Other Investments and Non-Current Accounts Receivable - Summary of Other Investments and Non-current Accounts Receivable (Parenthetical) (Detail) - MXN ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Advances to suppliers of fixed assets	$ 43,000,000	$ 52,000,000
Contributions to private funds	$ 0	0
Costa Rica [member]
Disclosure of subsidiaries [line items]
Non-current accounts receivable		$ 21,000,000
Egypt [member]
Disclosure of subsidiaries [line items]
Non-current accounts receivable			$ 71,000,000
Colombia [member]
Disclosure of subsidiaries [line items]
Non-current accounts receivable			$ 22,000,000